Derivatives (Tables)	12 Months Ended
Dec. 31, 2013
Derivatives
Gain (loss) on derivative instruments designated as cash flow hedges
Year Ended December 31, 2013
(Millions)	Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective Portion of Derivative	Pretax Gain (Loss) Recognized in Income on Effective Portion of Derivative as a Result of Reclassification from Accumulated Other Comprehensive Income		Ineffective Portion of Gain (Loss) on Derivative and Amount Excluded from Effectiveness Testing Recognized in Income
Derivatives in Cash Flow Hedging Relationships	Amount	Location	Amount	Location	Amount
Foreign currency forward/option contracts	$9	Cost of sales	$(11)	Cost of sales	$	―
Foreign currency forward contracts	(108)	Interest expense	(108)	Interest expense		―
Commodity price swap contracts	1	Cost of sales	(2)	Cost of sales		―
Interest rate swap contracts	―	Interest expense	(1)	Interest expense		―
Total	$(98)		$(122)		$	―

Year Ended December 31, 2012
(Millions)	Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective Portion of Derivative	Pretax Gain (Loss) Recognized in Income on Effective Portion of Derivative as a Result of Reclassification from Accumulated Other Comprehensive Income		Ineffective Portion of Gain (Loss) on Derivative and Amount Excluded from Effectiveness Testing Recognized in Income
Derivatives in Cash Flow Hedging Relationships	Amount	Location	Amount	Location	Amount
Foreign currency forward/option contracts	$(35)	Cost of sales	$41	Cost of sales	$	―
Foreign currency forward contracts	42	Interest expense	42	Interest expense		―
Commodity price swap contracts	(4)	Cost of sales	(10)	Cost of sales		―
Interest rate swap contracts	―	Interest expense	(1)	Interest expense		―
Total	$3		$72		$	―

Year Ended December 31, 2011
(Millions)	Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective Portion of Derivative	Pretax Gain (Loss) Recognized in Income on Effective Portion of Derivative as a Result of Reclassification from Accumulated Other Comprehensive Income		Ineffective Portion of Gain (Loss) on Derivative and Amount Excluded from Effectiveness Testing Recognized in Income
Derivatives in Cash Flow Hedging Relationships	Amount	Location	Amount	Location	Amount
Foreign currency forward/option contracts	$3	Cost of sales	$(87)	Cost of sales	$	―
Foreign currency forward contracts	(31)	Interest expense	(30)	Interest expense		―
Commodity price swap contracts	(4)	Cost of sales	(6)	Cost of sales		―
Interest rate swap contracts	(7)	Interest expense	―	Interest expense		―
Total	$(39)		$(123)		$	―

Gain (loss) on derivative instruments designated as fair value hedges
Year ended December 31, 2013	Gain (Loss) on Derivative		Gain (Loss) on Hedged Item
(Millions)	Recognized in Income		Recognized in Income
Derivatives in Fair Value Hedging Relationships	Location	Amount	Location	Amount
Interest rate swap contracts	Interest expense	$(21)	Interest expense	$21
Total		$(21)		$21

Year ended December 31, 2012	Gain (Loss) on Derivative		Gain (Loss) on Hedged Item
(Millions)	Recognized in Income		Recognized in Income
Derivatives in Fair Value Hedging Relationships	Location	Amount	Location	Amount
Interest rate swap contracts	Interest expense	$(5)	Interest expense	$5
Total		$(5)		$5

Year ended December 31, 2011	Gain (Loss) on Derivative		Gain (Loss) on Hedged Item
(Millions)	Recognized in Income		Recognized in Income
Derivatives in Fair Value Hedging Relationships	Location	Amount	Location	Amount
Interest rate swap contracts	Interest expense	$(10)	Interest expense	$10
Total		$(10)		$10

Gain (loss) on derivative and non-derivative instruments designated as net investment hedges
Year ended December 31, 2013
Derivative and Nonderivative Instruments in Net Investment Hedging Relationships	Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income on Effective Portion of Instrument	Ineffective Portion of Gain (Loss) on Instrument and Amount Excluded from Effectiveness Testing Recognized in Income
(Millions)	Amount	Location	Amount
Foreign currency denominated debt	$(82)	N/A	$	―
Foreign currency forward contracts	12	N/A		―
Total	$(70)		$	―

Year ended December 31, 2012
Derivative and Nonderivative Instruments in Net Investment Hedging Relationships	Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income on Effective Portion of Instrument	Ineffective Portion of Gain (Loss) on Instrument and Amount Excluded from Effectiveness Testing Recognized in Income
(Millions)	Amount	Location	Amount
Foreign currency denominated debt	$(29)	N/A	$	―
Total	$(29)		$	―

Year ended December 31, 2011
Derivative and Nonderivative Instruments in Net Investment Hedging Relationships	Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income on Effective Portion of Instrument	Ineffective Portion of Gain (Loss) on Instrument and Amount Excluded from Effectiveness Testing Recognized in Income
(Millions)	Amount	Location	Amount
Foreign currency denominated debt	$41	N/A	$	―
Total	$41		$	―

Gain (loss) on derivative instruments not designated as hedging instruments
Derivatives Not Designated as Hedging Instruments	Year ended December 31, 2013		Year ended December 31, 2012
	Gain (Loss) on Derivative Recognized in Income		Gain (Loss) on Derivative Recognized in Income
(Millions)	Location	Amount	Location	Amount
Foreign currency forward/option contracts	Cost of sales	$20	Cost of sales	$(24)
Foreign currency forward contracts	Interest expense	(43)	Interest expense	22
Commodity price swap contracts	Cost of sales	(1)	Cost of sales	―
Total		$(24)		$(2)

Derivatives Not Designated as Hedging Instruments	Year ended December 31, 2011
	Gain (Loss) on Derivative Recognized in Income
(Millions)	Location	Amount
Foreign currency forward/option contracts	Cost of sales	$13
Foreign currency forward contracts	Interest expense	9
Total		$22

Location and Fair Value of Derivative Instruments
December 31, 2013
(Millions)	Assets		Liabilities
Fair Value of Derivative Instruments	Location	Amount	Location	Amount
Derivatives designated as hedging instruments
Foreign currency forward/option contracts	Other current assets	$24	Other current liabilities	$35
Commodity price swap contracts	Other current assets	1	Other current liabilities	―
Interest rate swap contracts	Other assets	8	Other liabilities	7
Total derivatives designated as
hedging instruments		$33		$42

Derivatives not designated as hedging instruments
Foreign currency forward/option contracts	Other current assets	$51	Other current liabilities	$68
Total derivatives not designated as
hedging instruments		$51		$68

Total derivative instruments		$84		$110

December 31, 2012
(Millions)	Assets		Liabilities
Fair Value of Derivative Instruments	Location	Amount	Location	Amount
Derivatives designated as hedging instruments
Foreign currency forward/option contracts	Other current assets	$39	Other current liabilities	$85
Commodity price swap contracts	Other current assets	―	Other current liabilities	1
Interest rate swap contracts	Other assets	23	Other liabilities	―
Total derivatives designated as
hedging instruments		$62		$86

Derivatives not designated as hedging instruments
Foreign currency forward/option contracts	Other current assets	$10	Other current liabilities	$20
Total derivatives not designated as
hedging instruments		$10		$20

Total derivative instruments		$72		$106

Offsetting Assets
Offsetting of Financial Assets/Liabilities under Master Netting Agreements with Derivative Counterparties
December 31, 2013
		Gross Amounts not Offset in the Consolidated Balance Sheet that are Subject to Master Netting Agreements
(Millions)	Gross Amount of Derivative Assets Presented in the Consolidated Balance Sheet	Gross Amount of Eligible Offsetting Recognized Derivative Liabilities		Cash Collateral Received	Net Amount of Derivative Assets
Derivatives subject to master
netting agreements	$83	$51	$	―	$32
Derivatives not subject to master
netting agreements	1				1
Total	$84				$33

December 31, 2012
		Gross Amounts not Offset in the Consolidated Balance Sheet that are Subject to Master Netting Agreements
(Millions)	Gross Amount of Derivative Assets Presented in the Consolidated Balance Sheet	Gross Amount of Eligible Offsetting Recognized Derivative Liabilities		Cash Collateral Received	Net Amount of Derivative Assets
Derivatives subject to master
netting agreements	$67	$25	$	―	$42
Derivatives not subject to master
netting agreements	5				5
Total	$72				$47

Offsetting Liabilities
December 31, 2013
		Gross Amounts not Offset in the Consolidated Balance Sheet that are Subject to Master Netting Agreements
(Millions)	Gross Amount of Derivative Liabilities Presented in the Consolidated Balance Sheet	Gross Amount of Eligible Offsetting Recognized Derivative Assets		Cash Collateral Pledged	Net Amount of Derivative Liabilities
Derivatives subject to master
netting agreements	$110	$51	$	―	$59
Derivatives not subject to master
netting agreements	―				―
Total	$110				$59

December 31, 2012
		Gross Amounts not Offset in the Consolidated Balance Sheet that are Subject to Master Netting Agreements
(Millions)	Gross Amount of Derivative Liabilities Presented in the Consolidated Balance Sheet	Gross Amount of Eligible Offsetting Recognized Derivative Assets		Cash Collateral Pledged	Net Amount of Derivative Liabilities
Derivatives subject to master
netting agreements	$106	$25	$	―	$81
Derivatives not subject to master
netting agreements	―				―
Total	$106				$81